UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23016

RESOURCE CREDIT INCOME FUND

(Exact name of registrant as specified in charter)

717 Fifth Avenue, 14th Floor,

New York, NY 10022

(Address of principal executive offices) (Zip code)

212-506-3899

(Registrant’s telephone number, including area code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2017 - June 30, 2018

Item 1 – Proxy Voting Record.

RESOURCE CREDIT INCOME FUND

Meeting Date	Company Name	CUSIP	Ticker	Proposed By	Proposal(s)	Vote cast	Shares Voted	With or Against Management
2/6/2018	Pennantpark Invesment Corporation	708062104	PNNT	Issuer	1. Election of Directors 2. Proposal to ratify the Audit Committee's selection of the public accounting firm	1. For All 2. For	85,859	1. With 2. With
2/8/2018	Gladstone Capital Corporation	376535506		Issuer	1. Election of Directors 2. Proposal to ratify the Audit Committee's selection of the public accounting firm	1. For All 2. For	20,000	1. With 2. With
5/4/2018	Blackrock Capital Investment Corporation	92533108	BKCC	Issuer	To approve a proposal to authorize flexibility for the Company, with approval of its Board of Directors, to sell or otherwise issue shares of its common stock (during the next 12 months) at a price below the Company's then current net asset value per share in one or more offerings, subject to certain limitations set forth in the proxy statement for the Special Meeting	Against	207,478	Against
5/11/2018	Blackrock Capital Investment Corporation	92533108	BKCC	Issuer	1. Election of Directors: Michael J. Zugay Meridee A. Moore William E. Mayer 2. To ratify the selection of Deloitte & Touche LLP to serve as the Company's independent registered public accounting firm for the year ending December 31, 2018	1. For All 2. For	207,478	1. With 2. With
5/14/2018	Ares Capital Corporation	04010L103	ARCC	Issuer	1. Election of Class II Director: Steve Bartlett 2. Election of Class II Director: Robert L. Rosen 3. Election of Class II Director: Bennett Rosenthal of the public accounting firm 4. To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2018	1. For 2. For 3. For 4. For	182,248	1. With 2. With 3. With 4. With
5/14/2018	Ares Capital Corporation	04010L103	ARCC	Issuer	To authorize the Company, with the approval of its Board of Directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to the limitations set forth in the proxy statement for the special meeting of stockholders	Against	182,248	Against
5/22/2018	Great Ajax Corp.	38983D300	AJX	Issuer	1. Election of Directors 2. Proposal to ratify the public accounting firm	1. For All 2. For	101,573	1. With 2. With
6/20/2018	Monroe Capital Corporation	610335101	MRCC	Issuer	1. Election of Directors 2. Approval to sell shares of common stock or related warrants during the next 12 months at a price below then current NAV per share 3. Reduction of the required coverage ratio from 200% to 150%	1. For All 2. For 3. For	80,000	1. With 2. With 3. With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE CREDIT INCOME FUND

By:	/s/ Lawrence S. Block
Lawrence S. Block
Chief Compliance Officer

Date:	August 27, 2018